Earnings per Share (Tables)	6 Months Ended
Jul. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Weighted Average Common Shares Used in Earnings Per Share Calculation
The following table presents the calculation of basic and diluted weighted average common shares used in the earnings per share calculation:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020

	(in thousands)		(in thousands)
Basic weighted average common shares outstanding	13,774	12,182	13,767	12,177
Stock options	79	3	58	1
Unvested restricted stock	29	10	18	5

Total weighted average common share equivalents	108	13	76	6

Diluted weighted average common shares outstanding	13,882	12,195	13,843	12,183